Goodwill and Intangible Assets (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2023
Goodwill and Intangible Assets [Line Items]
Goodwill impairment amount	$ 3,000,000					$ 3,017,600
Amortization expense		$ 0	$ 274,000	$ 606,000	$ 821,000	1,095,147	821,814
Intangible impairment charge	$ 4,600,000
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Customer relationships						67,000
Accumulated amortization		$ (1,628,000)		$ (1,628,000)		(1,342,000)
Previously Reported [Member] | Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Accumulated amortization						(1,343,144)	(758,000)
Discontinued Operations, Disposed of by Sale [Member] | Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Accumulated amortization						15,641
Goodwill [Member] | Previously Reported [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill impairment amount						$ 3,017,600
Asset Purchase Agreement [Member] | Payflex Systems USA, Inc [Member]
Goodwill and Intangible Assets [Line Items]
Sale consideration in cash								$ 1,000,000
Additional contingent fee								$ 500,000